Allowance for Loan Losses - Performing and Nonperforming Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Performing	$ 407,201	$ 219,522
Nonperforming		16
Total	407,201	219,538
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	378,999	198,237
Total	378,999	198,237
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	10,372	5,944
Total	10,372	5,944
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	17,830	15,341
Nonperforming		16
Total	$ 17,830	$ 15,357